SUBSEQUENT EVENT (Details)			1 Months Ended
	Aug. 29, 2023 USD ($) installment	Aug. 02, 2023 USD ($)	Aug. 31, 2023 USD ($)	May 31, 2023 $ / shares shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares	Mar. 04, 2023 $ / shares	Mar. 03, 2023 $ / shares	Dec. 31, 2022 $ / shares	Oct. 11, 2022 $ / shares	Mar. 03, 2022 shares	Dec. 31, 2021 $ / shares	Jun. 09, 2021 $ / shares	Apr. 30, 2020 $ / shares
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares					$ 0.001	$ 0.001			$ 0.001	$ 0.001		$ 0.001
Price per share | $ / shares				$ 1.20
Warrant exercise price (in dollars per share) | $ / shares													$ 151.00	$ 100.00
Number of shares outstanding after reverse stock split | shares											1,101,098
Number of shares issued after reverse stock split | shares											1,101,098
Note Warrant [Member]
Subsequent Event [Line Items]
Underwritten public offering, number of shares | shares				5,000,000
Price per share | $ / shares				$ 1.199
Warrant exercise price (in dollars per share) | $ / shares				$ 0.001
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Underwritten public offering, number of shares | shares				750,000
Subsequent Events
Subsequent Event [Line Items]
Common stock, par value (in dollars per share) | $ / shares							$ 0.001	$ 0.001
Subsequent Events | Purchase Agreement with Innovation Neuromonitoring LLC
Subsequent Event [Line Items]
Purchase price | $	$ 1,200,000
Cash payments | $	200,000	$ 100,000	$ 800,000
Amount paid in twenty-four equal monthly installments, with the first installment being due on or before September 1, 2023 | $	$ 500,000
Number of monthly installments | installment	24
Amount paid in common stock of the Company, which is subject a six month lock-up | $	$ 400,000
Subsequent Events | Innovation Neuromonitoring LLC [Member]
Subsequent Event [Line Items]
Cash payments | $		$ 131,422.00
Subsequent Events | Rhythmlink International LLC [Member]
Subsequent Event [Line Items]
Cash payments | $	$ 34,000